REVENUE RECOGNITION - Reconciliation of Contract Balances (Details) - USD ($) $ in Millions	3 Months Ended			12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Reconciliation of Contract Balances
Accounts receivable (net of allowances of $44 in 2022 and $44 in 2021)	$ 1,902	$ 2,271		$ 2,279	[1]	$ 1,444	[1]
Contract assets	31	41	[2]	62	[2]	72
Deferred income (current)	774	882		872		854
Deferred income (noncurrent)	413	452		475		$ 543
Unbilled receivable	446	473
Revenue recognized that was included in deferred income at the beginning of the period	$ 246	$ 225		$ 877

[1]	Including related-party accounts receivable of $373 at December 31, 2021
[2]	Included within prepaid expenses and other current assets in the Consolidated Balance Sheet.